WARRANTS (Tables)	12 Months Ended
Dec. 31, 2024
Warrants
Schedule of warrant activities

	Number	Weighted Average Exercise Price (CAD$)
Balance – October 31, 2021	56,919,787	0.220
Expiration of warrants pursuant to convertible debt deemed re-issuance	(8,409,091)	0.160
Expiration of warrants issued pursuant to private placement to PBIC	(15,000,000)	0.130
Balance – October 31, 2022	33,510,696	0.280
Issuance pursuant to the December Convertible Debentures (Note 11.1)	6,716,499	0.250
Issuance pursuant to the July Convertible Debentures (Note 11.2)	13,737,500	0.280
Issuance pursuant to the August Convertible Debentures (Note 11.2.1)	2,816,250	0.280
Issued pursuant to the Consulting Agreement with Goodness Growth (Note 13.2)	8,500,000	0.330
Expiration of warrants pursuant to Feb 2021 subscription	(8,200,000)	0.200
Expiration of warrants pursuant to the Offering (Special warrant issue)	(23,162,579)	0.300
Expiration of warrants pursuant to terminate purchase agreement	(2,148,117)	0.440
Balance – December 31, and October 31, 2023	31,770,249	0.230
Conversion to common shares pursuant to the December Convertible Debentures	(6,716,499)	0.250
Conversion to common shares pursuant to the July Convertible Debentures	(13,737,500)	0.280
Conversion to common shares pursuant to the August Convertible Debentures	(2,816,250)	0.280
Forfeit and return of cancellation of warrants pursuant to termination of Consulting Agreement with Vireo Growth Inc. (Note 13.2)	(4,500,000)	0.225
Balance – December 31, 2024	4,000,000	0.225

Schedule of warrant issued and outstanding

Exercise price (CAD$)	Warrants outstanding	Life (years)	Expiry date
0.225	4,000,000	3.76	October 05, 2028
0.225	4,000,000	3.76

At December 31, 2023, the following warrants were issued and outstanding:

Exercise price (CAD$)	Warrants outstanding	Life (years)	Expiry date
0.250	6,716,499	1.92	December 2, 2025
0.280	13,737,500	2.53	July 13, 2026
0.280	2,816,250	2.63	August 17, 2026
0.225	8,500,000	4.77	October 05, 2028
0.290	31,770,249	3.01

At October 31, 2023, the following warrants were issued and outstanding:

Exercise price (CAD$)	Warrants outstanding	Life (years)	Expiry date
0.250	6,716,499	2.09	December 2, 2025
0.280	13,737,500	2.70	July 13, 2026
0.280	2,816,250	2.80	August 17, 2026
0.225	8,500,000	4.93	October 05, 2028
0.290	31,770,249	3.18

Schedule of Agent warrants assumption at grant date based

Expected (strike) price	0.317
Risk-free interest rate	2.92%
Expected life	3.76 years
Expected volatility	119%